Changes in Valuation Allowance for Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate [Line Items]
Balance at the beginning of year	$ 811	$ 1,403	$ 928
Valuation allowance	585	1,723	1,386
Charge-offs	(1,142)	(2,315)	(911)
Balance at the end of year	$ 254	$ 811	$ 1,403